Nature of Operations (Q3) (Tables)	9 Months Ended
Sep. 30, 2018
Nature of Operations [Abstract]
Restructuring Activity
The restructuring activity during 2018 is as follows:

Restructuring reserve at December 31, 2017	$–
Initial restructuring charge	6,276,563
Incurred legal fees	334,212
Retention compensation	618,349
Restructuring expenses to date (1)	7,229,124

Payment of legal fees	(191,976)
Payment of retention compensation	(56,925)
Payment of severance benefits	(1,800,501)
Restructuring reserve as of September 30, 2018	$5,179,722

(1)	Excludes non-cash stock based retention compensation of $264,970 expensed to date through restructuring expenses.